Risk information - Foreign currency position (Details) - Currency risk kr in Millions	Dec. 31, 2023 SEK (kr) € / kr $ / kr $ / kr R$ / kr $ / kr £ / kr SFr / kr $ / kr	Dec. 31, 2022 SEK (kr) € / kr $ / kr $ / kr £ / kr SFr / kr $ / kr $ / kr R$ / kr
USD
Risk information
Exchange rate | $ / kr	10.0332	10.4055
Share at year-end (as a %)	1.70%	0.50%
Currency position	kr (423)	kr (133)
AUD
Risk information
Exchange rate | $ / kr	6.8410	7.0533
Share at year-end (as a %)	1.10%	0.40%
Currency position	kr 271	kr 85
MXN
Risk information
Exchange rate | $ / kr	0.5938	0.5360
Share at year-end (as a %)	0.50%	0.50%
Currency position	kr (116)	kr (121)
CHF
Risk information
Exchange rate | SFr / kr	11.9767	11.2623
Share at year-end (as a %)	0.30%	0.20%
Currency position	kr 62	kr 52
GBP
Risk information
Exchange rate | £ / kr	12.7874	12.5567
Share at year-end (as a %)	0.30%	0.30%
Currency position	kr (62)	kr (63)
BRL
Risk information
Exchange rate | R$ / kr	2.0687	1.9705
Share at year-end (as a %)	0.30%	0.10%
Currency position	kr (62)	kr (16)
CLP
Risk information
Exchange rate | $ / kr	0.0115	0.0121
Share at year-end (as a %)	0.20%	0.30%
Currency position	kr (37)	kr (74)
EUR
Risk information
Exchange rate | € / kr	11.1091	11.1122
Share at year-end (as a %)	0.00%	0.70%
Currency position	kr (2)	kr (178)
Other currencies
Risk information
Share at year-end (as a %)	0.90%	0.40%
Currency position	kr (41)	kr 87
Foreign currencies
Risk information
Share at year-end (as a %)	5.30%	3.40%
Currency position	kr (410)	kr (361)
Currency positions excluding unrealized changes in fair value	kr (7)	kr 13